Note 8 - Disclosure of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
Total
kEUR

Opening loss allowance as of January 1, 2021	6
Additions recognized in profit or loss during the period	6
Utilization	(2)
Closing loss allowance as of December 31, 2021	10

Opening loss allowance as of January 1, 2022	10
Additions recognized in profit or loss during the period	2
Reversals recognized in profit or loss during the period	(7)
Closing loss allowance as of December 31, 2022	5

Disclosure of credit risk [text block]
	Credit risk rating grade	Gross carrying amount (12m ECL)
		kEUR

December 31, 2021	Risk class 1	139,273
December 31, 2022	Risk class 1	31,654

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	11,699	11,699	-	-
Loans*	32,241	31,642	2,636	-
Lease liabilities	2,633	522	1,805	544
Total December 31, 2022	46,573	43,863	4,441	544
	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	7,867	7,867	-	-
Loans	3,749	186	4,134	-
Lease liabilities	3,076	503	2,000	810
Total December 31, 2021	14,692	8,556	6,134	810

Disclosure of effect of changes in foreign exchange rates [text block]
	December 31, 2022	December 31, 2021
	kEUR	kEUR
Cash
USD	16,465	26,877
Convertible debentures (all components)
USD	28,448	-
Trade payables
CNY	-	916
USD	549	127
SEK	128	12
GBP	267	2
CHF	15	-
PLN	-	-
	45,872	27,934
EUR appreciation by 10%	December 31, 2022	December 31, 2021
	kEUR	kEUR
USD	1,139	(2,432)
CNY	-	83
SEK	12	1
GBP	24	-
CHF	1	-
PLN	0	-
	1,176	(2,348)
EUR depreciation by 10%	December 31, 2022	December 31, 2021
	kEUR	kEUR
USD	(1,392)	2,972
CNY	-	(102)
SEK	(14)	(1)
GBP	(30)	-
CHF	(2)	-
PLN	(0)	-
	(1,438)	2,869

Disclosure of detailed information about financial instruments [text block]
	December 31, 2022
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Security deposits	156	AC	131	2
Other assets	2	AC	n/a*	n/a
Current financial assets
Other financial assets
Paypal reserve	395	AC	n/a*	n/a
Receivables from crowdfunding and deposits	162	AC	n/a*	n/a
Debtor creditors	463	AC	n/a*	n/a
Current trade receivables	24	AC	n/a*	n/a
Current trade receivables (affiliated companies)	-	AC	n/a*	n/a
Other	90	AC	n/a*	n/a
Cash and cash equivalents	30,357	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans	2,459	FLAC	2,265	3
Lease liabilities	2,190	-	-	-
Current financial liabilities
Financial liabilities
Loans	1,334	FLAC	n/a*	n/a
Convertible debentures (host contracts)	26,146	FLAC	26,735	3
Convertible debentures (embedded derivatives)	5,575	FVTPL	5,575	3
Convertible debentures (deferred day-one losses)	(3,273)	-	-
Lease liabilities	443	-	-	-
Trade Payables	5,842	FLAC	n/a*	n/a
Other payables	5,815	FLAC	n/a*	n/a
Contract liabilities	42	-	-	-
	December 31, 2021
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Security deposits	91	AC	89	2
Current financial assets
Other financial assets
Paypal reserve	6,000	AC	n/a*	n/a
Receivables from crowdfunding and deposits	169	AC	n/a*	n/a
Debtor creditors	26	AC	n/a*	n/a
Current trade receivables	20	AC	n/a*	n/a
Current trade receivables (affiliated companies)	11	AC	n/a*	n/a
Other	7	AC	n/a*	n/a
Cash and cash equivalents	132,939	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,718	FLAC	3,466	3
Lease liabilities	2,635	-	-	-
Current financial liabilities
Financial liabilities
Loans and participation rights	31	FLAC	n/a*	n/a
Lease liabilities	441	-	-	-
Trade payables	6,866	FLAC	n/a*	n/a
Other payables	1,001	FLAC	n/a*	n/a
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Financial assets measured at amortized cost (AC)	31,649	139,263
Financial liabilities measured at amortized cost (FLAC)	41,596	11,616
Financial liabilities measured at fair value through profit or loss (FVTPL)	5,575	-

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]

Description	Fair value December 31, 2022 (in kEUR)	Observable* /unobservable input factor	Range of increase/ decrease of input factor	Relationship of change in observable/unobservable input factor to fair value
				Effect of increase of input parameter (in kEUR)	Effect of decrease of input parameter (in kEUR)
Convertible debentures ((embedded) derivative)	5,575	Share price*	+/- 10%	+289	-199
		Exchange rate USD/EUR*	+/- 10%	-507	+619
		Risk-free interest rate*	+/- 100 basis points	+157	-161
		Share price volatility	+/- 10 percentage points	+410	-392
		Credit spread	+/- 100 basis points	+218	-222
		Probability of default	+/- 1 rating notch change	-606	+556
		Recovery rate in case of event of default	+ 10%	+94	-
		(Partial) conversion in equity	accelerated schedule/ decelerated schedule	+165	-237

Disclosure of reconciliation of changes in fair value measurement, liabilities [text block]
	2022	2021
	kEUR	kEUR

Balance at beginning of year	-	-
Additions (convertible debentures issued)	6,336	-
Conversion in equity (capital and other reserves)	(50)	-
Fair value changes presented in profit or loss (interest and similar income)	(645)	-
Income from currency revaluation (interest and similar income)	(66)	-
Balance at end of year	5,575	-

Disclosure of reconciliation of deferred losses [text block]
	2022	2021
	kEUR	kEUR

Balance at beginning of year	-	-
Additions	3,766	-
Expense from currency revaluation	(37)	-
Amortization recognized in profit or loss during the period	(456)	-
Balance at end of year	3,273	-

Disclosure of interest income (expense) [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Total interest expense for financial assets at amortized cost	287	156	43
Total interest expense for financial liabilities at amortized cost	1,096	319	560

Disclosure of gains (losses) on financial instruments [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Net (loss) for financial assets at amortized cost	(282)	(162)	(49)
Net (loss) for financial liabilities at amortized cost	(808)	(319)	(560)
Net gain for financial liabilities at FVTPL	711	2,802	59